JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210

July 15, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       John Hancock Variable Insurance Trust (the “Trust”) on behalf of:
Lifestyle Balanced PS Series (the “Fund”)
File Nos.  2-94157; 811-04146

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on June 28, 2013 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-13-002739), which is incorporated by reference into this Rule 497 Document.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/ Betsy Anne Seel

Betsy Anne Seel
Senior Counsel and Assistant Secretary